SCHEDULE OF EARNINGS PER SHARE COMMON STOCK EQUIVALENTS ANTI DILUTIVE (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	92,201,189
Warrants for Former Parent Warrant Holders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	767,771
Convertible Shares Under Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	9,743,333
Warrants for Noteholders and Placement Agent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	36,000,000
Warrants for Equity Investors and Placement Agent [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	12,960,000
Shares to be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	1,050,000